As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Potomac Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
September 30, 2004 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 39.6%

833	Advent Claymore Convertible Securities and Income Fund	21,033
889	Alliance World Dollar Government Fund II	10,793
1,050	Calamos Convertible Opportunities and Income Fund	21,242
1,162	Corporate High Yield Fund V, Inc.	17,906
842	Eaton Vance Senior Floating-Rate Fund	16,882
1,154	Evergreen Income Advantage Fund	18,199
2,106	ING Prime Rate Trust	16,722
101	iShares Lehman 1-3 Year Treasury Bond Fund	8,286
163	iShares Lehman 7-10 Year Treasury Bond Fund	13,998
54	iShares Lehman Treasury Inflation Protected Securities Fund	5,626
1,312	Nicholas-Applegate Convertible & Income Fund	21,215
1,091	Pioneer High Income Trust	18,078
843	Templeton Emerging Markets Income Fund	10,875
1,216	Templeton Global Income Fund	10,591
1,902	Van Kampen Senior Income Trust	16,566

	TOTAL INVESTMENT COMPANIES (Cost $222,768)	$228,012

Face Amount		Value
SHORT TERM INVESTMENTS - 26.1%
150,000	Federal Farm Credit Bank Consumer Discount Note, 1.73%, 10/27/2004	$149,813

	TOTAL SHORT TERM INVESTMENTS (Cost $149,813)	$149,813

Total Investments (Cost $372,581) - 65.7%		$377,825
Other Assets in Excess of Liabilities - 34.3%		197,290
TOTAL NET ASSETS - 100.0%		$575,115

Evolution VP Managed Equity Fund
Schedule of Investments
September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 30.8%

Aerospace & Defense - 1.3%
24	AAR Corp. (a)	299
10	Alliant Techsystems, Inc. (a)	605
55	Engineered Support Systems, Inc.	2,510
14	General Dynamics Corp.	1,429
13	L-3 Communications Holdings, Inc.	871
20	Lockheed Martin Corp.	1,116
46	Northrop Grumman Corp.	2,453
10	Precision Castparts Corp.	601
22	Rockwell Collins, Inc.	817
		10,701
Air Freight & Logistics - 0.2%
22	FedEx Corp.	1,885

Auto Components - 0.3%
18	BorgWarner, Inc.	779
49	Cooper Tire & Rubber Co.	988
191	Intermet Corp.	50
190	Tower Automotive, Inc. (a)	397
64	Visteon Corp.	512
		2,726
Automobiles - 0.3%
16	General Motors Corp.	680
39	Monaco Coach Corp.	844
20	Winnebago Industries, Inc.	693
		2,217
Beverages - 0.2%
18	Adolph Coors Co. - Class B	1,222
37	PepsiAmericas, Inc.	707
		1,929
Biotechnology - 0.4%
37	Applera Corp - Applied Biosystems Group	698
21	Enzo Biochem, Inc. (a)	315
43	Regeneron Pharmaceuticals, Inc. (a)	373
52	Techne Corp. (a)	1,986
		3,372
Building Products - 0.4%
19	American Standard Companies, Inc. (a)	739
42	Simpson Manufacturing Co., Inc.	2,655
		3,394
Chemicals - 0.3%
27	Georgia Gulf Corp.	1,204
19	Rohm & Haas Co.	816
		2,020
Commercial Banks - 1.7%
32	Bank of America Corp.	1,386
11	Community First Bankshares, Inc.	353
27	East West Bancorp, Inc.	907
34	First Bancorp Puerto Rico (b)	1,642
27	Hudson United Bancorp	995

25	Republic Bancorp Inc.	385
69	The South Financial Group Inc	1,946
28	Trustco Bank Corp NY	359
69	UCBH Holdings, Inc.	2,696
73	United Bankshares, Inc.	2,529
		13,198
Commercial Services & Supplies - 1.4%
16	Adesa, Inc. (a)	263
15	Apollo Group, Inc. (a)	1,101
32	Copart, Inc. (a)	606
11	Corinthian Colleges, Inc. (a)	148
26	CPI Corp.	344
84	Ionics, Inc. (a)	2,268
113	Labor Ready, Inc. (a)	1,584
84	Mobile Mini, Inc. (a)	2,083
17	Monster Worldwide, Inc. (a)	419
15	Pre-Paid Legal Services, Inc. (a)	385
16	Waste Connections, Inc. (a)	507
39	Watson Wyatt & Co Holdings	1,026
		10,734
Communications Equipment - 0.4%
26	Avaya, Inc. (a)	363
24	Brooktrout, Inc. (a)	217
26	C-COR, Inc. (a)	220
63	Corning, Inc. (a)	698
233	JDS Uniphase Corp. (a)	785
108	Lucent Technologies, Inc. (a)	342
23	PC-Tel, Inc. (a)	190
		2,815
Computers & Peripherals - 0.1%
30	Adaptec, Inc. (a)	228
20	Network Appliance, Inc. (a)	460
14	QLogic Corp. (a)	415
		1,103
Construction & Engineering - 0.1%
17	Fluor Corp.	757

Consumer Finance - 0.2%
15	American Express Co.	772
16	SLM Corp.	713
		1,485
Containers & Packaging - 0.2%
39	Chesapeake Corp.	937
24	Myers Industries, Inc.	263
		1,200
Diversified Telecommunication Services - 0.4%
49	AT&T Corp.	702
34	CenturyTel, Inc.	1,164
73	Citizens Communications Co.	977
		2,843
Electric Utilities - 0.3%
5	Allete, Inc.	163
37	The Southern Co.	1,109
28	TXU Corp.	1,342
		2,614
Electrical Equipment - 0.1%
36	Magnetek, Inc. (a)	269
77	Power-One, Inc. (a)	499
		768

Electronic Equipment & Instruments - 1.0%
14	Dionex Corp. (a)	766
43	Flir Systems, Inc. (a)	2,515
80	Global Imaging Systems, Inc. (a)	2,486
14	Radisys Corp. (a)	195
106	Sanmina-SCI Corp. (a)	747
129	Solectron Corp. (a)	639
22	X-Rite, Inc.	321
		7,669
Energy Equipment & Services - 0.4%
25	CARBO Ceramics, Inc.	1,803
28	Input/Output, Inc. (a)	289
17	Tidewater, Inc.	553
23	Veritas DGC, Inc. (a)	524
		3,169
Food Products - 0.2%
13	Hershey Foods Corp.	607
15	Kellogg Co.	640
12	The JM Smucker Co.	533
		1,780
Gas Utilities - 0.3%
166	NUI Corp.	2,214
19	WGL Holdings, Inc.	537
		2,751
Health Care Equipment & Supplies - 2.5%
14	Biomet, Inc.	656
17	Boston Scientific Corp. (a)	675
37	Cooper Cos, Inc.	2,536
55	Diagnostic Products Corp.	2,248
13	ICU Medical, Inc. (a)	339
18	Idexx Laboratories, Inc. (a)	913
101	Immucor, Inc. (a)	2,500
67	Mentor Corp.	2,257
12	Merit Medical Systems, Inc. (a)	181
70	Possis Medical, Inc. (a)	1,096
18	Respironics, Inc. (a)	962
11	St Jude Medical, Inc. (a)	828
45	SurModics, Inc. (a)	1,069
63	Sybron Dental Specialties, Inc. (a)	1,870
16	Waters Corp. (a)	706
68	Wilson Greatbatch Technologies, Inc. (a)	1,217
		20,053
Health Care Providers & Services - 3.2%
39	AMERIGROUP Corp. (a)	2,194
41	AmerisourceBergen Corp.	2,202
63	Amsurg Corp. (a)	1,334
27	Anthem, Inc. (a)	2,356
16	Cerner Corp. (a)	692
16	Cigna Corp.	1,114
27	HCA, Inc.	1,030
51	Health Management Associates, Inc.	1,042
117	Odyssey HealthCare, Inc. (a)	2,077
97	Priority Healthcare Corp. (a)	1,954
103	Sierra Health Services (a)	4,937
60	Sunrise Senior Living, Inc. (a)	2,107
87	Tenet Healthcare Corp. (a)	939
40	United Surgical Partners International, Inc. (a)	1,374
		25,352

Hotels Restaurants & Leisure - 0.9%
56	Bally Total Fitness Holding Corp. (a)	204
23	CEC Entertainment, Inc. (a)	845
15	Marriott International, Inc. - Class A	780
10	O'Charleys, Inc. (a)	163
65	Prime Hospitality Corp. (a)	791
39	Rare Hospitality International, Inc. (a)	1,039
19	Ryan's Restaurant Group, Inc. (a)	282
97	Sonic Corp. (a)	2,486
16	Starbucks Corp. (a)	727
		7,317
Household Durables - 0.6%
27	Champion Enterprises, Inc. (a)	278
11	Mohawk Industries, Inc. (a)	873
34	Ryland Group, Inc.	3,151
111	Salton, Inc. (a)	699
		5,001
Household Products - 0.0%*
11	WD-40 Co.	315

Insurance - 0.5%
19	AmerUs Group Co.	779
17	LandAmerica Financial Group, Inc.	773
13	Loews Corp.	761
65	SCPIE Holdings, Inc. (a)	583
46	UnumProvident Corp.	722
		3,618
Internet & Catalog Retail - 0.1%
10	eBay, Inc. (a)	919

Internet Software & Services - 1.3%
153	j2 Global Communications, Inc. (a)	4,833
227	WebEx Communications, Inc. (a)	4,953
12	Yahoo!, Inc. (a)	407
		10,193
IT Services - 0.8%
24	Carreker Corp. (a)	183
10	Cognizant Technology Solutions Corp. (a)	305
22	Global Payments, Inc.	1,178
131	Mantech International Corp. - Class A (a)	2,452
77	Startek, Inc.	2,415
		6,533
Leisure Equipment & Products - 0.9%
42	Hasbro, Inc.	790
67	Meade Instruments Corp. (a)	208
123	Nautilus Group, Inc.	2,779
59	Polaris Industries, Inc.	3,293
		7,070
Machinery - 1.2%
39	Briggs & Stratton Corp.	3,167
46	Clarcor, Inc.	2,193
35	Flowserve Corp. (a)	846
25	Oshkosh Truck Corp.	1,426
31	Pall Corp.	759
24	Pentair, Inc.	838
10	Toro Co.	683
		9,912

Media - 0.0%*
13	4Kids Entertainment, Inc. (a)	263

Metals & Mining - 0.3%
14	Brush Engineered Materials, Inc. (a)	290
10	Century Aluminum Co. (a)	277
45	Newmont Mining Corp.	2,049
		2,616
Multiline Retail - 0.5%
80	Dillard's Inc.	1,579
46	ShopKo Stores, Inc. (a)	801
32	Target Corp.	1,448
		3,828
Multi-Utilities & Unregulated Power - 0.6%
163	Calpine Corp. (a)	473
79	CMS Energy Corp. (a)	752
165	Dynegy, Inc. - Class A (a)	823
13	Questar Corp.	596
15	SCANA Corp.	560
38	Sempra Energy	1,375
		4,579
Oil & Gas - 1.0%
18	Anadarko Petroleum Corp.	1,195
28	Burlington Resources, Inc.	1,142
16	Cabot Oil & Gas Corp.	718
20	Devon Energy Corp.	1,420
17	EOG Resources, Inc.	1,119
30	Exxon Mobil Corp.	1,450
21	Patina Oil & Gas Corp.	621
10	Swift Energy Co. (a)	240
		7,905
Personal Products - 0.1%
26	NBTY, Inc. (a)	561

Pharmaceuticals - 0.1%
44	Perrigo Co.	904

Real Estate - 0.1%
23	Plum Creek Timber Co Inc.	806

Road & Rail - 0.3%
69	Knight Transportation, Inc. (a)	1,478
13	Landstar System, Inc. (a)	763
		2,241
Semiconductor & Semiconductor Equipment - 0.7%
57	Advanced Micro Devices, Inc. (a)	741
46	Alliance Semiconductor Corp. (a)	159
183	Applied Micro Circuits Corp. (a)	573
128	Dupont Photomasks, Inc. (a)	2,181
35	ESS Technology (a)	240
18	Microsemi Corp. (a)	254
47	Nvidia Corp. (a)	682
33	PMC - Sierra, Inc. (a)	291
30	Skyworks Solutions, Inc. (a)	285
		5,406

Software - 0.8%
18	Catapult Communications Corp. (a)	339
142	Compuware Corp. (a)	731
14	EPIQ Systems, Inc. (a)	218
21	Mapinfo Corp. (a)	227
50	Novell, Inc. (a)	316
53	NYFIX, Inc. (a)	322
47	QRS Corp. (a)	325
567	Roxio, Inc. (a)	2,915
93	Siebel Systems, Inc. (a)	701
		6,094
Specialty Retail - 2.4%
30	AnnTaylor Stores Corp. (a)	702
38	Childrens Place (a)	909
136	Christopher & Banks Corp.	2,177
51	Cost Plus, Inc. (a)	1,804
31	Goody's Family Clothing, Inc.	261
15	Guitar Center, Inc. (a)	649
65	Gymboree Corp. (a)	936
13	Hibbett Sporting Goods, Inc. (a)	266
95	Men's Wearhouse, Inc. (a)	2,760
122	Movie Gallery, Inc.	2,139
12	PEP Boys-Manny, Moe & Jack	168
29	TBC Corp. (a)	648
14	The Cato Corp.	312
24	Too, Inc. (a)	434
44	Toys "R" Us, Inc. (a)	781
254	Ultimate Electronics, Inc. (a)	772
88	Urban Outfitters, Inc. (a)	3,027
		18,745
Textiles, Apparel & Luxury Goods - 0.6%
12	Fossil, Inc. (a)	371
116	K-Swiss, Inc.	2,233
10	Nike, Inc.	788
62	Quiksilver, Inc. (a)	1,576
		4,968
Thrifts & Mortgage Finance - 0.7%
21	Dime Community Bancshares	353
19	MGIC Investment Corp.	1,264
13	New Century Financial Corp.	783
11	Radian Group, Inc.	509
50	Sterling Financial Corp. (a)	1,762
12	The PMI Group Inc.	487
		5,158
Tobacco - 0.1%
114	DIMON, Inc.	671

Wireless Telecommunication Services - 0.3%
247	Boston Communications Group (a)	2,166

TOTAL COMMON STOCKS (Cost $237,320)		$244,324

Face Amount		Value
U.S. TREASURY OBLIGATIONS - 24.5%

194,000	U.S. Treasury Notes, 5.875%, due 11/15/2004	195,054

TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,046)		$195,054

Total Investments (Cost $432,366) - 55.3%		$439,378
Other Assets in Excess of Liabilities - 44.7%		354,601
TOTAL NET ASSETS - 100.0%		$793,979

*	Percentage less than 0.0%.
(a)	Non-income producing security.
(b)	Foreign security that traded on U.S. exchange.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Potomac Insurance Trust

By (Signature and Title)_ /s/ Daniel D. O’Neill
          Daniel D. O’Neill, President

Date                 November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel D. O’Neill
                aniel D. O’Neill, President

Date_______November 23, 2004
Signature and Title)*     /s/ Timothy P. Hagan
          Timothy P. Hagan, Chief Financial Officer

Date               November 23, 2004

* Print the name and title of each signing officer under his or her signature.